INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE
                              ANNUITY CONTRACT
                                  ISSUED BY
                        LUTHERAN BROTHERHOOD VARIABLE
                          INSURANCE PRODUCTS COMPANY

               Supplement to Prospectus Dated April 28, 1995

The general purpose of this supplement is to provide information about the two new Subaccounts, the Opportunity Growth Subaccount and the World Growth Subaccount, that are now available under LBVIP Variable Annuity Account I (the "Variable Account"). The assets of these Subaccounts will be invested exclusively in shares of the new Opportunity Growth Portfolio and the World Growth Portfolio of LB Series Fund, Inc. (the "Fund"). The investment objectives of the new Portfolios are:

Opportunity Growth Portfolio. To achieve long term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

World Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

The prospectus for the Fund fully describes the investment objectives and attendant risks of the Opportunity Growth Portfolio and the World Growth Portfolio, along with the four other Portfolios.

Accordingly, the following changes are made to the prospectus for the
Contract:

1. All current references to the various Subaccounts of the Variable Account and Portfolios of the Fund are changed to include the Opportunity Growth Subaccount and the World Growth Subaccount and the Opportunity Growth Portfolio and the World Growth Portfolio.

2. The current references to the Fund and its investment advice is amended to include the following:

Lutheran Brotherhood ("LB") is the investment adviser of the Fund. LB was founded in 1917 as a fraternal benefit society, owned by and operated for its members, under the laws of Minnesota. LB has been engaged in the investment advisory business since 1970, either directly or through the indirect ownership of Lutheran Brotherhood Research Corp., the Fund's investment adviser prior to January 31, 1994.

For its services, LB receives from the Fund a daily investment advisory fee equal to an annual rate of .40% of the aggregate average daily net assets of the Money Market, Income, High Yield, Growth, and Opportunity Growth Portfolios. LB also receives an annual investment advisory fee from the Fund equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.

LB has engaged Rowe Price-Fleming International, Inc., ("Price-Fleming") as investment sub-advisor for the World Growth Portfolio. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of the world's largest international mutual fund asset managers with approximately $17 billion under management as of December 31, 1994 in its offices in Baltimore, London, Tokyo and Hong Kong. Price-Fleming has an investment advisory group that has day-to-day responsibility for managing the World Growth Portfolio and developing and executing the Portfolio's investment program.

LB pays the Sub-advisor for the World Growth Portfolio an annual sub-advisory fee for the performance of sub-advisory services. The fee payable is equal to a percentage of the that Portfolio's average daily net assets. The percentage varies with the size of Portfolio's net assets, decreasing as the Portfolio's assets increase. The formula for determining the sub-advisory fee is described fully in the prospectus for the Fund.

3. The Summary Fee Table on pages 6-7 of the prospectus is amended to read as follows:

The Contract Owner may allocate premiums and transfer Accumulated Value to any one of six Subaccounts -- Growth, High Yield, Income, Opportunity Growth, World Growth and Money Market -- or to the Fixed Account or to any combination of the Subaccounts and the Fixed Account. The following table shows the various fees and expenses associated with the Contract.

              The date of this Supplement is January 17, 1996

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase
(as a percentage of purchase payments)                                  0%
   Maximum Deferred Sales Load
     (as a percentage of Excess Amount surrendered)                     6% (1)
   Exchange Fee                                                         0%
Annual Contract Fee                                                  $30.00(2)


Annual Expenses For Growth, High Yield, Income, Money Market
and Opportunity Growth Subaccounts
(as a percentage of average daily Accumulated Value or Annuity Unit Value)
   Mortality and Expense Risk Fees                                   1.10% (3)
   Total Variable Account Annual Expenses                            1.10%
Annual Expenses For Growth, High Yield, Income, Money Market
and Opportunity Growth Portfolios
(as a percentage of Fund average daily net assets)
   Management Fees (Investment Advisory Fees)                        0.40% (4)
   Other Expenses After Expense Reimbursement                           0% (5)
   Total Fund Annual Expenses                                        0.40%

EXAMPLE (6)
                                            1 year  3 years  5 years  10 years
                                            ------  -------  -------  --------
If you surrender your Contract at the end
   of the applicable time period:
You would pay the following expenses
   on a $1,000 investment, assuming 5%
   annual return on assets                    $71     $88     $104     $181

If you do not surrender your Contract:
You would pay the following expenses on
   a $1,000 investment, assuming 5%
   annual return on assets                    $15     $48     $83      $181


Annual Expenses For World Growth Subaccount
(as a percentage of average daily Accumulated Value or Annuity Unit Value)
   Mortality and Expense Risk Fees                                  1.10% (3)
   Total Variable Account Annual Expenses                           1.10%

Annual Expenses For World Growth Portfolio
(as a percentage of Fund average daily net assets)
   Management Fees (Investment Advisory Fees)                        0.85% (4)
   Other Expenses After Expense Reimbursement                           0% (5)
   Total Fund Annual Expenses                                        0.85%

EXAMPLE (6)
                                            1 year  3 years  5 years  10 years
                                            ------  -------  -------  --------
If you surrender your Contract at the end
   of the applicable time period:
You would pay the following expenses
   on a $1,000 investment, assuming 5%
   annual return on assets                    $76     $101    $127     $230
If you do not surrender your Contract:
You would pay the following expenses on
   a $1,000 investment, assuming 5%
   annual return on assets                    $20     $62     $106     $230
_________________

(1) See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)". A surrender charge is deducted only if a full or partial surrender occurs during the first six Contract Years; no surrender charge is deducted for surrenders occurring in Contract Years seven and later. Up to 10% of the Accumulated Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge. The maximum charge is 6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.

(2) See "CHARGES AND DEDUCTIONS--Administrative Charge". A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.

(3)  See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge".

(4)  See "CHARGES AND DEDUCTIONS--Investment Advisory Fee of the Fund".

(5) The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because LB and its affiliates have agreed to reimburse the Fund for these operating expenses. See "LBVIP, THE VARIABLE ACCOUNT AND THE FUND--LB Series Fund, Inc.".

(6) In this example, the $30 annual administrative charge is approximated as a .02% charge based on LBVIP's average contract size.
The purpose of the table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. Cross-references to the relevant sections of the Prospectus for more complete descriptions of the various costs and expenses have been provided. Premium taxes may be applicable depending on various states' laws. THE EXAMPLE SHOWING EXPENSES FOR SURRENDERS AT 1, 3, 5, AND 10-YEAR PERIODS SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4. Compensation of LBVIP representatives as described in the section "Sales and Other Agreements" on page 32 of the prospectus is changed to read as follows:

LBVIP representatives selling the Contracts will be paid a commission equal to a percentage of premiums paid on the contracts sold. The percentage will be based on the age of the Annuitant as shown below:

                       Attained Age         Commission

                       Through 52              4.0%
                       53                      3.8
                       54                      3.6
                       55                      3.4
                       56                      3.2
                       57-72                   3.0
                       73                      2.8
                       74                      2.6
                       75                      2.4
                       76                      2.2
                       77 and older            2.0


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